Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2023
Miscellaneous current assets [abstract]
Disclosure of other current assets	The composition of other current assets is shown below:

(in thousands)	Note	June 30 2023	December 31 2022

Prepaid expenses		$3,505	$2,856

Other		961	431

Total other current assets		$4,466	$3,287